Note 14 - Segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Segment Reporting, Reconciliation of Profit (Loss) by Segment to Consolidated [Table Text Block]
	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$368,862	$306,593	$675,455
Cost of sales	217,780	191,617	409,397
Segment gross profit	151,082	114,976	266,058
Segment gross profit %	41.0%	37.5%	39.4%
Corporate and other			(1,640)
Total consolidated gross profit			264,418
Gross profit %			39.1%
Research and development costs			30,867
Selling, general and administrative expenses			125,828
Restructuring credits			(677)
Gain on sale of properties			(5,701)
Earnout liability adjustment			3,105
Interest expense			14,751
Interest income			(1,035)
Impairment of equity method investment and related party notes			13,087
Other income, net			(10,857)
Earnings before provision for income taxes			$95,050
	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$241,188	$293,604	$534,792
Cost of sales	150,799	180,650	331,449
Segment gross profit	90,389	112,954	203,343
Segment gross profit %	37.5%	38.5%	38.0%
Corporate and other			(985)
Total consolidated gross profit			202,358
Gross profit %			37.8%
Research and development costs			23,586
Selling, general and administrative expenses			110,616
Impairment of CUI tradename			400
Restructuring charges			3,459
Interest expense			4,078
Interest income			(4,754)
Other income, net			3,165
Earnings before provision for income taxes			$61,808
	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Total

Net sales	$210,572	$429,241	$639,813
Cost of sales	138,541	284,186	422,727
Segment gross profit	72,031	145,055	217,086
Segment gross profit %	34.2%	33.8%	33.9%
Corporate and other			(1,237)
Total consolidated gross profit			215,849
Gross profit %			33.7%
Research and development costs			22,487
Selling, general and administrative expenses			99,091
Restructuring charges			10,114
Gain on sale of properties			(3,819)
Gain on sale of Czech Republic business			(980)
Interest expense			2,850
Interest income			(1,697)
Other income, net			4,503
Earnings before provision for income taxes			$83,300

Segment Reporting [Table Text Block]
	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$654,461	$216,733	$871,194	$64,006	$935,200
Capital Expenditures	7,321	4,556	11,877	125	12,002
Depreciation and Amortization Expense	19,692	6,324	26,016	576	26,592
Interest Expense	210	56	266	14,485	14,751
	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$642,715	$240,274	$882,989	$66,800	$949,789
Capital Expenditures	7,744	5,891	13,635	473	14,108
Depreciation and Amortization Expense	9,099	6,857	15,956	501	16,457
Interest Expense	360	85	445	3,633	4,078
	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Reportable segment total	Corporate and other	Consolidated

Total Assets	$197,045	$269,968	$467,013	$104,618	$571,631
Capital Expenditures	7,384	4,723	12,107	19	12,126
Depreciation and Amortization Expense	6,152	6,375	12,526	786	13,312
Interest Expense	-	-	-	2,850	2,850

Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Net Sales by Geographic Location:
United States	$447,367	$362,118	$447,793
People's Republic of China (PRC)	52,323	23,394	43,109
Macao	-	25,130	35,026
United Kingdom	37,071	35,915	25,648
Slovakia	32,172	33,228	35,555
Germany	14,717	15,268	17,327
India	8,846	10,635	15,365
Switzerland	15,747	15,594	11,237
Israel	62,348	8,227	-
All other foreign countries	4,864	5,283	8,753
Consolidated net sales	675,455	534,792	639,813

Net Sales by Major Product Line:
Aerospace, Defense & Rugged Solutions	$368,862	$241,188	$210,572
Industrial Technology & Data Solutions	306,593	293,604	429,241
Consolidated net sales	$675,455	$534,792	$639,813

Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Long-Lived Asset [Table Text Block]
	December 31,
	2025	2024
Long-lived Assets by Geographic Location:
United States	$50,836	$40,840
People's Republic of China (PRC)	13,701	23,942
Slovakia	6,666	6,553
Israel	3,687	4,125
United Kingdom	3,314	3,001
All other foreign countries	3,737	4,057
Consolidated long-lived assets	$81,941	$82,518